Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Statutory tax rate	31.50%	33.00%	33.60%	36.00%	38.30%
Deferred tax expense (benefit)			¥ 211	¥ 7,982	¥ (6,661)
Tax benefit related to intraperiod tax allocation				10,799	28,797
Net increase (decrease) in total valuation allowance			(21,764)	50,092	96,283
Undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted	¥ 333,177		333,177
Operating loss carryforwards	483,590	¥ 550,824	483,590	550,824
Tax loss carryforwards with no expiration period	152,986		¥ 152,986
Expiration of remaining operating loss carryforwards			Substantially all of the total net operating loss carryforwards expire at various dates between the fiscal years ending March 31, 2018 and 2024, and the remaining amounts have expiration periods up to 20 years depending on the jurisdiction.
Tax credit carryforwards	145,011		¥ 145,011
Tax credit carryforwards with no expiration period	21,807		¥ 21,807
Expiration of remaining tax credit carryforwards			Total available tax credit carryforwards expire at various dates between the fiscal years ending March 31, 2017 and 2026.
Interest expense recorded (reversed)			¥ (1,055)	290	(2,699)
Penalties recorded (reversed)			674	(376)	352
Liabilities recorded for the payments of interest	5,789	6,843	5,789	6,843	6,553
Liabilities recorded for the payments of penalties	4,358	¥ 3,684	4,358	3,684	¥ 4,060
Maximum unrecognized tax benefits expected reduction within the next 12 months	3,136		3,136
Sony Music Entertainment (Japan) Inc
Income Taxes [Line Items]
Gain on subsidiary's sale of stock arising from issuance of common stock	¥ 61,544		61,544
Japanese legislature enacted tax law changes
Income Taxes [Line Items]
Deferred tax expense (benefit)			¥ (10,735)	¥ (26,588)
Minimum
Income Taxes [Line Items]
Net operating loss carryforward period in Japan			9 years
Maximum
Income Taxes [Line Items]
Net operating loss carryforward period in Japan			10 years
Fiscal year ended March 31, 2015
Income Taxes [Line Items]
Statutory tax rate				36.00%
Fiscal year ending March 31, 2016 and March 31, 2017
Income Taxes [Line Items]
Change in percentage of annual use of net operating loss carryforwards due to tax law changes		65.00%		65.00%
Fiscal year beginning on or after April 1, 2017
Income Taxes [Line Items]
Change in percentage of annual use of net operating loss carryforwards due to tax law changes		50.00%		50.00%
Earliest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2008
Earliest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			1998
Latest Tax Year | Domestic country
Income Taxes [Line Items]
Tax years subject to examinations			2015
Latest Tax Year | Foreign country
Income Taxes [Line Items]
Tax years subject to examinations			2015
Fiscal year ended March 31, 2017
Income Taxes [Line Items]
Change in percentage of annual use of net operating loss carryforwards due to tax law changes	60.00%		60.00%
Fiscal year ended March 31, 2018
Income Taxes [Line Items]
Change in percentage of annual use of net operating loss carryforwards due to tax law changes	55.00%		55.00%
Fiscal year beginning on or after April 1, 2018
Income Taxes [Line Items]
Change in percentage of annual use of net operating loss carryforwards due to tax law changes	50.00%		50.00%